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PROSPECTUS SUPPLEMENT

NORTHERN VALUE FUND
SUPPLEMENT DATED OCTOBER 26, 2004 TO PROSPECTUS DATED JULY 31, 2004

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PENDING LIQUIDATION OF NORTHERN VALUE FUND

The Board of Trustees has determined that the Northern Value Fund should be liquidated on November 30, 2004.

In connection with the pending liquidation, the Northern Value Fund will discontinue accepting orders for the purchase of Fund shares on November 1, 2004.

The pending liquidation may be terminated and abandoned at any time before closing by action of the Board of Trustees.

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                                              50 South LaSalle
                                              P.O. Box 75986
                                              Chicago, Illinois 60675-5986
                                              800/595-9111
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